Disclosure of Transactions Between Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Management fee income	$ 4	$ 5	$ 5
Management fee expense	13	26	27
LVS
Disclosure of transactions between related parties [line items]
Management fee income	0	0	1
Management fee expense	10	19	20
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Management fee income	4	5	4
Management fee expense	$ 3	$ 7	$ 7